T-REX 2X Long GME Daily Target ETF (GMEU)

T-REX 2X Long HOOD Daily Target ETF (ROBN)

 T-REX 2X Long DJT Daily Target ETF (DJTU)

T-REX 2X Long RBLX Daily Target ETF (RBLU)

T-REX 2X Long ARM Daily Target ETF (ARMU)

T-REX 2X Long SNOW Daily Target ETF (SNOU)

T-REX 2X Long APPLE Daily Target ETF (AAPX)

T-REX 2X Long ALPHABET Daily Target ETF (GOOX)

T-REX 2X Long MICROSOFT Daily Target ETF (MSFX)

(each, a “Fund” and collectively, the “Funds”)

Each a series of

ETF Opportunities Trust

Supplement dated August 20, 2025

to the Prospectus

dated April 30, 2025, as amended July 1, 2025 and August 20, 2025 as supplemented from time to time

The changes described below are being made to the Prospectus.

FUND SUMMARY – T-REX 2X LONG GME DAILY TARGET ETF

Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of GME on a daily basis.

FUND SUMMARY – T-REX 2X LONG HOOD DAILY TARGET ETF

Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of HOOD on a daily basis.

FUND SUMMARY – T-REX 2X LONG DJT DAILY TARGET ETF

Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of DJT on a daily basis.

FUND SUMMARY – T-REX 2X LONG RBLX DAILY TARGET ETF

Effective October31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of RBLX on a daily basis.

FUND SUMMARY – T-REX 2X LONG ARM DAILY TARGET ETF

Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of ARM on a daily basis.

FUND SUMMARY – T-REX 2X LONG SNOW DAILY TARGET ETF

Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of SNOW on a daily basis.

FUND SUMMARY – T-REX 2X LONG APPLE DAILY TARGET ETF

Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of AAPL on a daily basis.

FUND SUMMARY – T-REX 2X LONG ALPHABET DAILY TARGET ETF

Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of GOOG on a daily basis.

FUND SUMMARY – T-REX 2X LONG MICROSOFT DAILY TARGET ETF

Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of MSFT on a daily basis.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Effective October 31, 2025, delete the first sentence under the heading T-REX 2X Long GME Daily Target ETF and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of GME on a daily basis.

Effective October 31, 2025, delete the first sentence under the heading T-REX 2X Long HOOD Daily Target ETF and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of HOOD on a daily basis.

Effective October 31, 2025, delete the first sentence under the heading T-REX 2X Long DJT Daily Target ETF and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of DJT on a daily basis.

Effective October 31, 2025, delete the first sentence under the heading T-REX 2X Long RBLX Daily Target ETF and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of RBLX on a daily basis.

Effective October 31, 2025, delete the first sentence under the heading T-REX 2X Long ARM Daily Target ETF and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of ARM on a daily basis.

Effective October 31, 2025, delete the first sentence under the heading T-REX 2X Long SNOW Daily Target ETF and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of SNOW on a daily basis.

Effective October 31, 2025, delete the first sentence under the heading T-REX 2X Long Apple Daily Target ETF and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of AAPL on a daily basis.

Effective October 31, 2025, delete the first sentence under the heading T-REX 2X Long Alphabet Daily Target ETF and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of GOOG on a daily basis.

Effective October 31, 2025, delete the first sentence under the heading T-REX 2X Long Microsoft Daily Target ETF and replace with the following information:

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of MSFT on a daily basis.

*            *            *            *            *

For more information regarding this supplement please call 1-833-759-6110.

This Supplement and the existing Prospectus provide relevant information for all shareholders and should be retained for future reference. The Prospectus has been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 833-759-6110.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.